10. Project Assets	12 Months Ended
Dec. 31, 2018
Project Assets
Project Assets

10.	Project Assets

As of December 31, 2018, project assets, current and noncurrent, mainly consist of the PV solar power systems that are held for development and sale across U.S. and Japan, with the amount of $31,170, (2017: $42,990), and $9,852 (2017: $15,589), respectively.

Project assets consist of the following:

	December 31,	December 31,
	2018	2017
Project assets completed for sale	$21,215	$24,228
Project assets under development	19,807	34,351
Total project assets	41,022	58,579
Current, net of impairment loss	$24,654	$42,211
Noncurrent	$16,368	$16,368

During the years ended December 31, 2018, 2017 and 2016, impairment losses of $nil, $687 and $13,102 were recorded for certain project assets held for development and sale from continuing operations.

During the years ended December 31, 2018, 2017 and 2016, the Group recognized total revenue from sales of PV project assets and sales of pre-development solar projects of $26,603, $6,042 and $14,914 from continuing operations, respectively, and cost of $23,418, $6,229, and $13,613 from continuing operations were recognized accordingly.